Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of March 31,
	2023	2024
	$	$
Raw materials	1,043	1,067
Work in progress	149	197
Finished goods	221	302
	1,413	1,566